UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:  _____
         This Amendment (Check only one.): [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8c, S-103 32
                  Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Mr. Marc Hollander
Title:                     Managing Director
Phone:                     31 20 577 6640

Signature, Place, and Date of Signing:

/s/ Marc Hollander             Amsterdam, Netherlands           May 15, 2000
----------------------      ----------------------------        ------------
(Signature)                       (City, State)                    (Date)

Report Type:

[    X   ]        13F HOLDINGS REPORT.

[        ]        13F NOTICE.

[        ]        13F COMBINATION REPORT.

                                      Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        6
                                                     ------------

Form 13F Information Table Entry Total:                  18
                                                     ------------

Form 13F Information Table Value Total
(in thousands):                                      $8,491,133
                                                     ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.               Form 13F File Number       Name
----              --------------------       ----
1                 Not Known                  AB Cator
2                 Not Known                  Extoria Trade AB
3                 Not Known                  Investor International (U.S.), Inc.
4                 Not Known                  Investor Investments AB
5                 Not Known                  Investor UK, Ltd.
6                 Not Known                  Investors Trading AB

                                            FORM 13F INFORMATION TABLE


                                                 Value
                                                                                                                   Voting Authority
Name of Issuer         Title of        CUSIP   (x$1000)   Shrs of   (a) Sole   (b) Shared (c) Shared  Managers          (Shares)
--------------         --------        -----   --------   --------             As defined    Other    See Instr. (a) Sole (b) Shared
                        Class                             prn amt             In Instr.V              V
                        -----                             -------



Aktiebolag Electrolux   Spons ADR    10198208     78,557  4,165,000  4,165,000         0                        4,165,000          0
Astrazenica PLC         Spons ADR    46353108  3,721,864 92,420,310 92,420,310         0                       92,420,310          0
Checkpoint Systems Inc. COM         162825103      6,655    882,600              882,600                                0    882,600
Click2Learn             COM        04592710 0        480    120,000              120,000                                0    120,000
Edison                  COM         281033100     59,460  3,034,154            3,034,154                                0  3,034,154
Ericsson L M            ADR CL B    294821400  2,758,469 31,504,700 31,504,700         0                       31,504,700          0
Intrabiotics            COM         46116T100     70,500  5,875,000            5,875,000                                0  5,875,000
Jones Pharmaceutical    COM         480236108     81,323  2,974,500            2,974,500                                0  2,974,500
Metromedia Intl Group   COM         591695101        406    100,000              100,000                                0    100,000
Mettler Toledo          COM         592688105        405     10,984               10,984                                0     10,984
Millenium               COM         599902103      3,324     28,440               28,440                                0     28,440
Minimed Inc             COM         60365K108     12,482    106,000              106,000                                0    106,000
NTL INC.                COM         629407107     87,065  1,042,321            1,042,321                                0  1,042,321
Scania Aktiebolag       Spons ADR A 806018107  1,509,223 54,061,380 54,061,380         0                       54,061,380          0
Scania Aktiebolag       Spons ADR B 806018206     46,128  1,282,801  1,282,801         0                        1,282,801          0
Sitel Corp              COM         82980K107      1,228    175,400              175,400                                0    175,400
SKF AB                  SPONS ADR   784375404     14,237    642,800              642,800                                0    642,800
Sylvan Learning Systems COM         871399101     39,327  2,742,500  2,742,500         0                        2,742,500          0
Inc


                                               8,491,133 201,168,890          14,992,199         0       0    186,176,691 14,992,199